Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 13,174,991	$ 8,770,062
Restricted cash	1,420,728	123,081
Accounts receivable - Net	2,541,923	1,878,238
Receivable from third parties	148,618	105,000
Recoverable income taxes	181,619	142,970
Creditable value added tax	262,015	274,366
Inventory	64,716	57,101
Other assets	285,560	311,282
Total current assets	18,080,170	11,662,100
NON-CURRENT ASSETS:
Land, furniture and equipment - Net	171,004	184,590
Intangible assets, airport concessions and goodwill - Net	52,658,081	53,973,349
Investment in joint venture accounted for by the equity method	10,266	10,689
Total assets	70,919,521	65,830,728
CURRENT LIABILITIES:
Bank loans	1,492,781	224,472
Short term debt	377,215	353,672
Income tax payable	879,473	719,295
Accounts payable and accrued expenses	2,814,504	2,488,959
Total current liabilities	5,563,973	3,786,398
NON-CURRENT LIABILITIES:
Bank loans	3,442,804	6,603,006
Long-term debt	9,891,961	6,598,397
Deferred income tax	2,972,522	3,044,632
Employee benefits obligations	32,654	28,239
Total liabilities	21,903,914	20,060,672
STOCKHOLDERS' EQUITY
Capital stock	7,767,276	7,767,276
Capital reserves	13,839,964	13,544,107
Other comprehensive income	(717,910)	313,582
Retained earnings	20,731,444	15,551,586
Controlling interest	41,620,774	37,176,551
Non-Controlling interest	7,394,833	8,593,505
Total stockholders' equity	49,015,607	45,770,056
Total liabilities and stockholders' equity	$ 70,919,521	$ 65,830,728